Background: (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment properties	$ 2,380	$ 2,055
Total non-current assets	4,470	4,200
Total assets	5,363	5,794	18,501
Accumulated deficit	(136,851)	(135,022)	(115,635)
Total stockholders' equity (deficit) attributable to FC Global Realty Incorporated	568	(3,618)	(1,408)
Non-controlling interest	172	174
Total stockholders' equity (deficit)	740	(3,444)	(1,408)	$ 12,697
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 5,363	5,794	$ 18,501
Previously Reported [Member]
Investment properties		2,600
Total non-current assets		4,745
Total assets		6,339
Accumulated deficit		(134,445)
Total stockholders' equity (deficit) attributable to FC Global Realty Incorporated		(3,041)
Non-controlling interest		142
Total stockholders' equity (deficit)		(2,899)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)		6,339
Restatement Adjustment [Member]
Investment properties		(545)
Total non-current assets		(545)
Total assets		(545)
Accumulated deficit		(577)
Total stockholders' equity (deficit) attributable to FC Global Realty Incorporated		(577)
Non-controlling interest		32
Total stockholders' equity (deficit)		(545)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)		$ (545)